14 Prepaid Expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Prepaid expenses	R$ 37,031	R$ 33,695
Prepaid expenses, current	36,987	33,563
Prepaid expenses, noncurrent	44	132
Program for incentive to alternative energy sources - Proinfa [member]
Disclosure of fair value measurement of assets [line items]
Prepaid expenses	22,408	18,504
Insurance premiums [member]
Disclosure of fair value measurement of assets [line items]
Prepaid expenses	14,453	11,693
Risk Premium - GSF Renegotiation [member]
Disclosure of fair value measurement of assets [line items]
Prepaid expenses		3,180
Others [member]
Disclosure of fair value measurement of assets [line items]
Prepaid expenses	R$ 170	R$ 318